Segmental Information - Summary of Information by Reportable Segment - Reconciliation of Capital Expenditure (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	$ 148	$ 265
Contract acquisition costs	(74)	(64)
Timing differences and other adjustments	20	1
Additions per the Financial Statements	104	208
Comprising additions to:
Goodwill and other intangible assets	52	108
Property, plant and equipment	30	77
Investment in associates and joint ventures	17	14
Other financial assets	5	9
Additions per the Group Financial Statements	104	208
Key money paid [member]
Disclosure of reportable segments [line items]
Contract acquisition costs	(64)	(62)
Americas [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	46	57
Contract acquisition costs	(33)	(27)
Timing differences and other adjustments	17	4
Additions per the Financial Statements	30	34
Comprising additions to:
Goodwill and other intangible assets	1
Property, plant and equipment	12	19
Investment in associates and joint ventures	17	14
Other financial assets		1
Additions per the Group Financial Statements	30	34
EMEAA [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	44	71
Contract acquisition costs	(29)	(35)
Timing differences and other adjustments	4	1
Additions per the Financial Statements	19	41
Comprising additions to:
Goodwill and other intangible assets	1	4
Property, plant and equipment	13	29
Other financial assets	5	8
Additions per the Group Financial Statements	19	41
Greater China [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	2
Contract acquisition costs	(2)
Central [member]
Disclosure of reportable segments [line items]
Capital expenditure per management reporting	56	137
Timing differences and other adjustments	(1)	(4)
Additions per the Financial Statements	55	133
Comprising additions to:
Goodwill and other intangible assets	50	104
Property, plant and equipment	5	29
Additions per the Group Financial Statements	$ 55	$ 133